Research and development expenses	6 Months Ended
Jun. 30, 2022
Research And Development Expenses [Abstract]
Research and development expenses
9. Research and development expenses
Research and development expenses consist of costs incurred in performing research and development activities, including salaries and bonuses, stock-based compensation, employee benefits, facilities costs, laboratory supplies, depreciation, manufacturing expenses as well as external costs of vendors engaged to conduct preclinical development activities and clinical trials.